Investment Securities - Summary of Maturities of Securities Available for Sale by Amortized Cost and Estimated Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 497,555
Due after one year through five years, Amortized Cost	448,020
Due after five years through ten years, Amortized Cost	852,698
Due after ten years, Amortized Cost	2,351,622
Amortized Cost	4,149,895	$ 5,011,729
Due in one year or less, Estimated Fair Value	493,651
Due after one year through five years, Estimated Fair Value	416,436
Due after five years through ten years, Estimated Fair Value	751,780
Due after ten years, Estimated Fair Value	2,124,510
Total available for sale securities	$ 3,786,377	$ 4,541,925